FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of maturity analysis of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 8,150	$ 6,895	$ 6,474	$ 5,905
Payables in respect of processing activity	63,336	42,826
Trade payables	95	81
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Short-term loans	7,874
Long-term bank loans	2,651	5,547
Long-term loans from others	7,616	3,300
Liability in respect of purchase of servers	370	733
Lease liabilities	8,677	7,766
Payables in respect of processing activity	63,336	42,826
Trade payables	14,574	9,136
Other payables	17,229	10,718
Total	122,327	80,026
Liquidity risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Short-term loans	7,874
Long-term bank loans	1,136	2,547
Long-term loans from others	3,917	3,069
Liability in respect of purchase of servers	193	322
Lease liabilities	2,402	1,924
Payables in respect of processing activity	63,336	42,826
Trade payables	14,574	9,136
Other payables	17,229	10,718
Total	110,661	70,542
Liquidity risk | Between 1 and 2 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0
Long-term bank loans	1,515	1,286
Long-term loans from others	3,699	231
Liability in respect of purchase of servers	177	218
Lease liabilities	2,392	1,525
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	7,783	3,260
Liquidity risk | Between 3 and 5 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0
Long-term bank loans	0	1,714
Long-term loans from others	0	0
Liability in respect of purchase of servers	0	193
Lease liabilities	3,400	4,024
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	3,400	5,931
Liquidity risk | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0
Long-term bank loans	0	0
Long-term loans from others	0	0
Liability in respect of purchase of servers	0	0
Lease liabilities	483	293
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	$ 483	$ 293